SCHEDULE OF ACCOUNTS RECEIVABLE, NET - RELATED PARTIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Less: allowance for expected credit loss	$ (2,832,774)	$ (873,327)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties	339,395	445,573
Less: allowance for expected credit loss
Accounts receivable, net – related parties	$ 339,395	$ 445,573